Offsets	Mar. 27, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	FG Nexus Inc.
Form or Filing Type	S-3
File Number	333-289374
Initial Filing Date	Aug. 07, 2025
Fee Offset Claimed	$ 690,500.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 5,000,000,000.00
Termination / Withdrawal Statement	The registrant withdrew the Withdrawn Registration Statement by filing a Form RW on September 5, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	FG Nexus Inc.
Form or Filing Type	S-3
File Number	333-289374
Filing Date	Aug. 07, 2025
Fee Paid with Fee Offset Source	$ 749,780.00
Offset Note	A filing fee of $749,780 was previously paid in connection with the Registration Statement on Form S-3 (No. 333-289374) (the "Withdrawn Registration Statement") filed by the registrant on August 7, 2025. The registrant withdrew the Withdrawn Registration Statement by filing a Form RW on September 5, 2025. As the Withdrawn Registration Statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee was used to offset the filing fee payable in connection with the Registration Statement on Form S-3ASR (No. 333-29093) filed by the registrant on September 8, 2025 (the Form S-3ASR Registration Statement")and the prospectus contained therein with respect to $5,000,000,000 of the registrant's common stock that may be issued and sold from time to time under the ATM sales agreement. The number of shares of common stock that may be sold under the ATM sales agreement was subsequently reduced to $2,500,000,000. A total of $15,535,037 of shares of common stock was previously sold under the ATM sales agreement and the Form S-3ASR Registration Statement.